Consolidated Statements of Cash Flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Of Cash Flows [Line Items]
Dividends payable	R$ 2,560	R$ 3,791
Business combination contingent consideration payable	242,433	210,666
Issuance of shares as part of business combination	R$ 833,962	R$ 692,156